ACCOUNTS PAYABLE AND OTHER (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Current
Accounts payable	$ 3,394	$ 3,456
Accrued and other liabilities	2,577	2,683
Lease liabilities	217	213
Financial liabilities	266	163
Insurance liabilities	432	443
Work in progress	428	359
Provisions and decommissioning liabilities	271	303
Liabilities associated with assets held for sale	3,701	10
Total current	11,286	7,630
Non-current
Accounts payable	93	110
Accrued and other liabilities	1,835	3,536
Lease liabilities	643	611
Financial liabilities	138	127
Insurance liabilities	1,706	1,669
Work in progress	30	33
Provisions and decommissioning liabilities	470	472
Total non-current	4,915	6,558
Net defined benefit liability	194	194
Current net defined benefit liability	8	8
Non-current net defined benefit liability	$ 186	$ 186